Derivative instruments (Narrative) (Detail 1)	Dec. 31, 2019	Dec. 31, 2018
Interest rate swaps contract | Over-the-counter | Within 1 year
Maturity Profile Of Derivatives Notionals [Line Items]
Maturity profile of derivatives based on notional amount	54.00%	56.00%
Interest rate swaps contract | Over-the-counter | Due between 1 and 5 years
Maturity Profile Of Derivatives Notionals [Line Items]
Maturity profile of derivatives based on notional amount	28.00%	28.00%
Interest rate swaps contract | Over-the-counter | Due after 5 years
Maturity Profile Of Derivatives Notionals [Line Items]
Maturity profile of derivatives based on notional amount	18.00%	16.00%
Credit default swaps | Within 1 year
Maturity Profile Of Derivatives Notionals [Line Items]
Maturity profile of derivatives based on notional amount	27.00%	14.00%
Credit default swaps | Due between 1 and 5 years
Maturity Profile Of Derivatives Notionals [Line Items]
Maturity profile of derivatives based on notional amount	63.00%	74.00%
Credit default swaps | Due after 5 years
Maturity Profile Of Derivatives Notionals [Line Items]
Maturity profile of derivatives based on notional amount	10.00%	12.00%
UBS AG | Interest rate swaps contract | Over-the-counter | Within 1 year
Maturity Profile Of Derivatives Notionals [Line Items]
Maturity profile of derivatives based on notional amount	54.00%	56.00%
UBS AG | Interest rate swaps contract | Over-the-counter | Due between 1 and 5 years
Maturity Profile Of Derivatives Notionals [Line Items]
Maturity profile of derivatives based on notional amount	28.00%	28.00%
UBS AG | Interest rate swaps contract | Over-the-counter | Due after 5 years
Maturity Profile Of Derivatives Notionals [Line Items]
Maturity profile of derivatives based on notional amount	18.00%	16.00%
UBS AG | Credit default swaps | Within 1 year
Maturity Profile Of Derivatives Notionals [Line Items]
Maturity profile of derivatives based on notional amount	27.00%	14.00%
UBS AG | Credit default swaps | Due between 1 and 5 years
Maturity Profile Of Derivatives Notionals [Line Items]
Maturity profile of derivatives based on notional amount	63.00%	74.00%
UBS AG | Credit default swaps | Due after 5 years
Maturity Profile Of Derivatives Notionals [Line Items]
Maturity profile of derivatives based on notional amount	10.00%	12.00%